UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/11

Item 1.	Schedule of Investments.

S&S Program Mutual Fund

Schedule of Investments (dollars in thousands)—March 31, 2011 (unaudited)

Common Stock—99.1% †	Number of Shares	Fair Value
Advertising—1.6%
Omnicom Group Inc.	1,299,049	$63,731

Aerospace & Defense—5.5%
CAE Inc.	1,767,913	23,409
General Dynamics Corp.	147,930	11,325
Hexcel Corp.	580,075	11,422	(a)
Honeywell International Inc.	1,585,598	94,676
Rockwell Collins Inc.	588,888	38,178
United Technologies Corp.	541,114	45,805
		224,815

Agricultural Products—0.6%
Archer-Daniels-Midland Co.	647,307	23,310

Air Freight & Logistics—0.4%
FedEx Corp.	161,378	15,097

Asset Management & Custody Banks—3.9%
Ameriprise Financial Inc.	421,376	25,738
Invesco Ltd.	1,603,875	40,995
State Street Corp.	1,560,179	70,114	(e)
The Bank of New York Mellon Corp.	730,772	21,828
		158,675

Automotive Retail—0.1%
O’Reilly Automotive Inc.	88,275	5,072	(a)

Biotechnology—3.9%
Amgen Inc.	1,333,423	71,271	(a)
Gilead Sciences Inc.	2,108,849	89,500	(a)
		160,771

Cable & Satellite—1.2%
DIRECTV	626,413	29,316	(a)
Liberty Global Inc.	452,385	18,091	(a)
Sirius XM Radio Inc.	896,546	1,488	(a)
		48,895

Coal & Consumable Fuels—0.9%
Peabody Energy Corp.	517,730	37,256

Communications Equipment—4.1%
Cisco Systems Inc.	3,546,354	60,820
QUALCOMM Inc.	1,934,794	106,085
		166,905

Computer Hardware—3.2%
Apple Inc.	340,771	118,742	(a)
Hewlett-Packard Co.	304,489	12,475
		131,217

Construction & Farm Machinery & Heavy Trucks—0.8%
Cummins Inc.	144,463	15,836
Deere & Co.	179,309	17,373
		33,209

Consumer Finance—0.6%
American Express Co.	304,826	13,778
Capital One Financial Corp.	238,775	12,407
		26,185

Data Processing & Outsourced Services—2.9%
The Western Union Co.	3,248,772	67,477
Visa Inc.	701,437	51,640
		119,117

Department Stores—0.2%
Macy’s Inc.	381,032	9,244

Diversified Financial Services—5.8%
Bank of America Corp.	3,408,771	45,439
Citigroup Inc.	4,023,141	17,782	(a)
JPMorgan Chase & Co.	2,591,453	119,466
US BanCorp	260,990	6,898
Wells Fargo & Co.	1,425,830	45,199
		234,784

Diversified Metals & Mining—0.4%
Freeport-McMoRan Copper & Gold Inc.	277,786	15,431

Drug Retail—0.2%
CVS Caremark Corp.	179,309	6,154

Electric Utilities—1.0%
ITC Holdings Corp.	101,400	7,088
NextEra Energy Inc.	336,204	18,532
Northeast Utilities	404,511	13,996
		39,616

Electrical Components & Equipment—0.5%
Cooper Industries PLC	324,959	21,090

Electronic Components—0.3%
Corning Inc.	565,479	11,666

Fertilizers & Agricultural Chemicals—1.6%
Monsanto Co.	670,899	48,479
Potash Corporation of Saskatchewan Inc.	268,961	15,850
		64,329

General Merchandise Stores—1.6%
Target Corp.	1,288,985	64,462

Gold—0.2%
Barrick Gold Corp.	179,309	9,308

Healthcare Distributors—0.2%
Cardinal Health Inc.	201,723	8,297

Healthcare Equipment—2.5%
Covidien PLC	1,609,221	83,583
ResMed Inc.	618,095	18,543	(a)
		102,126

Healthcare Facilities—0.2%
HCA Holdings Inc.	251,034	8,503	(a)

Healthcare Services—1.8%
Express Scripts Inc.	1,033,533	57,475	(a)
Omnicare Inc.	582,755	17,477
		74,952

Home Furnishing Retail—0.0%*
Bed Bath & Beyond Inc.	35,862	1,731	(a)

Home Improvement Retail—1.2%
Lowe’s companies Inc.	1,847,119	48,819

Home Building—0.1%
MDC Holdings Inc.	109,715	2,781

Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	321,387	12,328

Household Products—2.0%
Clorox Co.	372,067	26,071
The Procter & Gamble Co.	888,095	54,707
		80,778

Independent Power Producers & Energy Traders—0.6%
Calpine Corp.	537,929	8,537	(a)
The AES Corp.	1,279,781	16,637	(a)
		25,174

Industrial Conglomerates—0.1%
Siemens AG ADR	40,288	5,533

Industrial Gases—1.2%
Praxair Inc.	485,914	49,369

Industrial Machinery—0.1%
Eaton Corp.	60,896	3,376

Integrated Oil & Gas—5.9%
Chevron Corp.	461,721	49,603
Exxon Mobil Corp.	913,064	76,816
Hess Corp.	169,918	14,479
Marathon Oil Corp.	246,550	13,144
Occidental Petroleum Corp.	153,603	16,050
Suncor Energy Inc.	1,564,625	70,158
		240,250

Integrated Telecommunication Services—1.1%
AT&T Inc.	806,891	24,691
Verizon Communications Inc.	565,479	21,794
		46,485

Internet Retail—0.3%
Amazon.com Inc.	74,341	13,391	(a)

Internet Software & Services—3.1%
Baidu Inc. ADR	497,803	68,602	(a)
Equinix Inc.	229,443	20,902	(a)
Google Inc.	63,855	37,432	(a)
		126,936

Investment Banking & Brokerage—2.2%
Morgan Stanley	478,481	13,072
The Goldman Sachs Group Inc.	475,233	75,310
		88,382

IT Consulting & Other Services—1.6%
International Business Machines Corp.	405,924	66,194

Life & Health Insurance—1.6%
MetLife Inc.	308,838	13,814
Principal Financial Group Inc.	345,170	11,083
Prudential Financial Inc.	625,914	38,544
		63,441

Life Sciences Tools & Services—1.1%
Life Technologies Corp.	204,158	10,702	(a)
PerkinElmer Inc.	163,893	4,305
Thermo Fisher Scientific Inc.	514,794	28,597	(a)
		43,604

Movies & Entertainment—2.1%
News Corp.	1,339,748	23,526
The Walt Disney Co.	528,962	22,793
Time Warner Inc.	1,139,656	40,686
		87,005

Multi-Line Insurance—0.3%
Hartford Financial Services Group Inc.	491,798	13,244

Multi-Utilities—0.5%
Dominion Resources Inc.	466,204	20,839

Oil & Gas Equipment & Services—3.7%
Halliburton Co.	273,447	13,629
National Oilwell Varco Inc.	189,359	15,010
Schlumberger Ltd.	1,311,972	122,354
		150,993

Oil & Gas Exploration & Production—1.9%
Apache Corp.	412,287	53,977
Devon Energy Corp.	89,655	8,228
Southwestern Energy Co.	356,130	15,303	(a)
		77,508

Oil & Gas Storage & Transportation—0.8%
El Paso Corp.	1,331,529	23,967
Spectra Energy Corp.	259,998	7,067
		31,034

Packaged Foods & Meats—1.5%
ConAgra Foods Inc.	358,621	8,517
Kraft Foods Inc.	1,416,681	44,427
McCormick & Company Inc.	20,599	985
Nestle S.A. ADR	89,655	5,153
		59,082

Pharmaceuticals—3.5%
Bristol-Myers Squibb Co.	938,551	24,806
Hospira Inc.	520,990	28,759	(a)
Johnson & Johnson	403,445	23,904
Novartis AG ADR	300,342	16,324
Pfizer Inc.	1,434,476	29,134
Teva Pharmaceutical Industries Ltd. ADR	430,820	21,614
		144,541

Property & Casualty Insurance—0.4%
ACE Ltd.	251,033	16,242

Rail roads—0.7%
Union Pacific Corp.	289,259	28,443

Real Estate Services—0.5%
CB Richard Ellis Group Inc. (REIT)	705,177	18,828	(a)

Reinsurance—0.3%
PartnerRe Ltd.	169,614	13,440

Research & Consulting Services—0.3%
Nielsen Holdings N.V.	493,100	13,467	(a)

Security & Alarm Services—0.4%
Corrections Corporation of America	665,512	16,238	(a)

Semiconductor Equipment—0.3%
Applied Materials Inc.	286,895	4,481
KLA-Tencor Corp.	165,861	7,857
		12,338

Semiconductors—1.3%
Intel Corp.	1,344,818	27,125
Microchip Technology Inc.	188,275	7,156
Texas Instruments Inc.	590,333	20,402
		54,683

Soft Drinks—2.4%
PepsiCo Inc.	1,487,208	95,791

Specialized Finance—1.4%
CME Group Inc.	183,791	55,422

Steel—2.1%
Allegheny Technologies Inc.	1,237,321	83,791

Systems Software—4.1%
Microsoft Corp.	4,535,776	115,027
Oracle Corp.	1,616,161	53,931
		168,958

Wireless Telecommunication Services—1.9%
American Tower Corp.	220,041	11,403	(a)
NII Holdings Inc.	1,538,169	64,096	(a)
		75,499
Total Common Stock (Cost $3,322,391)		4,040,175

		Principal Amount
Short-Term Investments—1.1%

Time Deposit—1.1%
State Street Corp.
0.01%	04/01/11	$46,028	46,028	(e)
(Cost $46,028)

Total Investments			4,086,203
(Cost $3,368,419)

Liabilities In Excess of Other Assets, net—(0.2)%			(7,488)

NET ASSETS—100.0%			$4,078,715

Notes to Schedules of Investments (dollars in thousands)—March 31, 2011 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s supplemental information disclosure document for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to $190,067 or 7.34% of the net assets of the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At March 31, 2011, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at March 31, 2011.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(l)	Securities in default.

(m)	Illiquid Securities at March 31, 2011, these securities amounted to $4,398 or 0.17% of net assets for the GE S&S Income Fund. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(n)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of March 31, 2011.
*	Less than 0.05%
**	Par value is less than $500.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices, when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, GEAM conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, GEAM believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

Short-term securities of sufficient credit quality held by a fund with remaining maturities of 60 days or less at time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following table presents the Funds’ investments measured at fair value on a recurring basis at March 31, 2011:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
GE S&S Program Mutual Fund	Investments in Securities
	Common Stock	$4,040,175	$—	$—	$4,040,175
	Short-Term Investments	—	46,028	—	46,028

	Total Investments in Securities	$4,040,175	$46,028	$—	$4,086,203

Income Taxes

At March 31, 2011, information on the tax components of capital is as follows (Dollars in Thousands):

	Cost of Investment For Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation / (Depreciation)
GE S&S Program Mutual Fund	$3,489,323	$642,126	$(45,246)	$596,880

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 20, 2011

By:	/S/ EUNICE TSANG
EUNICE TSANG
Treasurer, GE S&S Funds

Date: May 20, 2011